COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
19	COMMITMENTS AND CONTINGENCIES

(a)	Operating leases

The Group leases certain office premises under non-cancelable leases with terms that range from one to two years and are renewable subject to negotiation. Rental expense under operating leases for the years ended December 31, 2012, 2013 and 2014 was $342, $527 and $615, respectively.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2013 were $285 of which $258 and $27 are payable in the years ending December 31, 2014 and 2015, respectively.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2014 were $269 of which $202 and $67 are payable in the years ending December 31, 2015 and 2016, respectively.

(b)	Capital commitments

Capital commitments for purchase of property, plant and equipment as of December 31, 2013 and 2014 were $99 and $35, respectively.